Share-based payment plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 4,090		$ 7,104		$ 5,477
Award vesting period	10 years
Weighted average remaining contractual life	3 years 1 month 6 days		2 years 7 months 6 days		2 years 9 months 18 days
Weighted average fair value (in € per unit) | € / shares		€ 0.08		€ 0.27		€ 0.34
Sell price multiple that had been used			3
Sell price multiple	2		2		2
Decrease in weighted average share price (as a percent)	10.00%
Decrease in total compensation (as a percent)	(9.14%)		(7.51%)		(9.40%)
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 0.13		$ 0.54		$ 0.62
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 3.31		$ 3.31		$ 3.31
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 66		$ 111		$ 124
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value (in € per unit) | € / shares		€ 0.22		€ 0.66		€ 0.91